Brumadinho dam failure (Details 1) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 1,970
Revision to estimates	49
Monetary and present value adjustments	140
Disbursements	(288)
Translation adjustment	258
Balance at the ending	2,129
Judicial Settlement For Brumadinho [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,164
Revision to estimates	(30)
Monetary and present value adjustments	90
Disbursements	(185)
Translation adjustment	150
Balance at the ending	1,189
Judicial Settlement For Brumadinho [Member] | Payment Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	304
Revision to estimates	(4)
Monetary and present value adjustments	28
Disbursements	(95)
Translation adjustment	38
Balance at the ending	271
Judicial Settlement For Brumadinho [Member] | Provision For Socio Economic Reparation And Others [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	327
Revision to estimates	(17)
Monetary and present value adjustments	24
Disbursements	(29)
Translation adjustment	42
Balance at the ending	347
Judicial Settlement For Brumadinho [Member] | Provision For Social And Environmental Reparation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	533
Revision to estimates	(9)
Monetary and present value adjustments	38
Disbursements	(61)
Translation adjustment	70
Balance at the ending	571
Other Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	806
Revision to estimates	79
Monetary and present value adjustments	50
Disbursements	(103)
Translation adjustment	108
Balance at the ending	940
Other Obligations [Member] | Tailings Containment And Geotechnical Safety [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	504
Revision to estimates	14
Monetary and present value adjustments	34
Disbursements	(57)
Translation adjustment	68
Balance at the ending	563
Other Obligations [Member] | Individual Indemnification [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	49
Revision to estimates	8
Monetary and present value adjustments	5
Disbursements	(18)
Translation adjustment	5
Balance at the ending	49
Other Obligations [Member] | Other Commitments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	253
Revision to estimates	57
Monetary and present value adjustments	11
Disbursements	(28)
Translation adjustment	35
Balance at the ending	$ 328